Sale of Subsidiary (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 25, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary Sale Of Stock [Line Items]
Dividends paid to non-controlling interest		$ 0	$ 340	$ 2,713
Aegean Oil Terminals (Panama)
Subsidiary Sale Of Stock [Line Items]
Ownership percentage in subsidiary	55.50%
Proceeds from sale of subsidiary, gross	$ 6,318
Proceeds from subsidiary dividend	3,384
Dividends paid to non-controlling interest	$ 2,713